Schedule of Weighted Average Number of Shares (Details)	12 Months Ended
Feb. 28, 2015
Shareholders Equity Schedule Of Weighted Average Number Of Shares 1	2,922,684
Shareholders Equity Schedule Of Weighted Average Number Of Shares 2	2,929,722
Shareholders Equity Schedule Of Weighted Average Number Of Shares 3	3,012,647
Shareholders Equity Schedule Of Weighted Average Number Of Shares 4	270,279
Shareholders Equity Schedule Of Weighted Average Number Of Shares 5	316,501
Shareholders Equity Schedule Of Weighted Average Number Of Shares 6	302,115
Shareholders Equity Schedule Of Weighted Average Number Of Shares 7	3,192,963
Shareholders Equity Schedule Of Weighted Average Number Of Shares 8	3,246,223
Shareholders Equity Schedule Of Weighted Average Number Of Shares 9	3,314,762